Debt and Financing Arrangements (Tables)	12 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Short-Term Debt	Short-term debt consisted of the following (in millions):

	September 30,
	2015	2014
Bank borrowings and commercial paper	$52	$183
Weighted average interest rate on short-term debt outstanding	7.2%	3.8%

Long-Term Debt
Long-term debt consisted of the following (in millions; due dates by fiscal year):

	September 30,
	2015	2014
Unsecured notes
7.7% due in 2015 ($125 million par value)	$—	$125
5.5% due in 2016 ($800 million par value)	800	802
7.125% due in 2017 ($150 million par value)	153	156
2.6% due in 2017 ($400 million par value)	404	400
2.355% due in 2017 ($46 million par value)	46	46
1.4% due in 2018 ($300 million par value)	303	298
5.0% due in 2020 ($500 million par value)	499	499
4.25% due 2021 ($500 million par value)	498	498
3.75% due in 2022 ($450 million par value)	448	448
3.625% due in 2024 ($500 million par value)	500	500
6.0% due in 2036 ($400 million par value)	395	395
5.7% due in 2041 ($300 million par value)	299	299
5.25% due in 2042 ($250 million par value)	250	250
4.625% due in 2044 ($450 million par value)	447	447
6.95% due in 2046 ($125 million par value)	125	125
4.95% due in 2064 ($450 million par value)	449	449
Capital lease obligations	48	55
Foreign-denominated debt
Euro	529	663
Japanese Yen	308	—
Other	57	42
Gross long-term debt	6,558	6,497
Less: current portion	813	140
Net long-term debt	$5,745	$6,357

Components Of Net Financing Charges
The Company's net financing charges line item in the consolidated statements of income for the years ended September 30, 2015, 2014 and 2013 contained the following components (in millions):

	Year Ended September 30,
	2015	2014	2013

Interest expense, net of capitalized interest costs	$288	$254	$255
Banking fees and bond cost amortization	23	18	21
Interest income	(9)	(10)	(19)
Net foreign exchange results for financing activities	(14)	(18)	(10)
Net financing charges	$288	$244	$247